Stock-Based Compensation - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation
Unrecognized compensation cost related to non-vested awards	$ 821	$ 851
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	$ 117	$ 180	$ 118
Restricted Stock Units
Stock-Based Compensation
Remaining weighted-average contractual term	3 years	3 years	3 years
Fair value of stock units granted	$ 583	$ 484	$ 557
Fair value of stock units vested and released	381	463	323
Unrecognized compensation cost related to non-vested awards	715	763	814
Cash received from employees as a result of vesting and release of awards	$ 0	0	0
Restricted Stock Units | Minimum
Stock-Based Compensation
Vesting period	1 year
Restricted Stock Units | Maximum
Stock-Based Compensation
Vesting period	5 years
Performance Share Units
Stock-Based Compensation
Vesting period	3 years
Fair value of stock units granted	$ 118	113	138
Fair value of stock units vested and released	$ 101	$ 51	$ 81